Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions And Dispositions Tables [Abstract]
Vanbreda Provisional Condensed Balance Sheet Table [Text Block]
(In millions)
Investments	$39
Cash and cash equivalents	73
Premiums, accounts and notes receivable	22
Property and equipment	1
Deferred income taxes	(71)
Goodwill	229
Other assets, including other intangibles	220
Total assets acquired	513

Accounts payable, accrued expenses and other liabilities	101
Total liabilities acquired	101

Net assets acquired	$412